Segment and Geographic Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 25, 2014	Jan. 24, 2014	Oct. 25, 2013	Jul. 26, 2013	Apr. 26, 2013	Jan. 25, 2013	Oct. 26, 2012	Jul. 27, 2012	Apr. 25, 2014 Segment		Apr. 26, 2013		Apr. 27, 2012
Segment Reporting Information
Number of Reportable Segments									3
Number of Operating Segments									3
Assets, Net	$ 19,443				$ 18,671				$ 19,443		$ 18,671
Geographic Information
Net Sales	4,566	4,163	4,194	4,083	4,459	4,027	4,095	4,008	17,005		16,590		16,184
Net sales to external customers									17,005		16,590		16,184
Property, plant, and equipment, net	2,392				2,490				2,392		2,490		2,473
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes									5,260		5,145		4,875
Special charges									(40)		0		0
Restructuring Charges, Net of Reversals Including Cost of Product Sold Impact									(88)	[1]	(182)	[1]	(87)	[1]
Certain litigation charges, net									(770)		(245)		(90)
Acquisition-related items									(117)		49		(12)
Interest expense, net									(108)		(151)		(149)
Corporate									(432)		(365)		(392)
Earnings from continuing operations before income taxes									3,705		4,251		4,145
Net Assets by Reportable Segment
Short-term borrowings	(1,613)				(910)				(1,613)		(910)
Long-term debt	(10,315)				(9,741)				(10,315)		(9,741)
Corporate, Non-Segment
Segment Reporting Information
Assets, Net	13,370				10,466				13,370		10,466
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information
Concentration Risk, Customer									0		0		0
UNITED STATES
Geographic Information
Net sales to external customers									9,209		9,059		8,828
Property, plant, and equipment, net	1,762				1,849				1,762		1,849		1,894
Europe and Canada
Geographic Information
Net sales to external customers									4,380		4,199		4,313
Property, plant, and equipment, net	388				391				388		391		389
Asia Pacific [Member]
Geographic Information
Net sales to external customers									2,600		2,604		2,399
Property, plant, and equipment, net	195				206				195		206		154
Other Foreign
Geographic Information
Net sales to external customers									816		728		644
Property, plant, and equipment, net	47				44				47		44		36
Cardiac and Vascular Group
Segment Reporting Information
Number of Businesses									4
Assets, Net	6,578				6,941				6,578		6,941
Geographic Information
Net Sales									8,847		8,695		8,482
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes									2,982		2,935		2,772
Restorative Therapies Group
Segment Reporting Information
Number of Businesses									3
Assets, Net	9,604				10,058				9,604		10,058
Geographic Information
Net Sales									6,501		6,369		6,221
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes									1,821		1,778		1,707
Diabetes Group
Segment Reporting Information
Assets, Net	1,819				1,857				1,819		1,857
Geographic Information
Net Sales									1,657		1,526		1,481
Earnings before Income Taxes by Reportable Segment
Reportable segments' earnings before income taxes									457		432		396
Operating Segments
Segment Reporting Information
Assets, Net	$ 18,001				$ 18,856				$ 18,001		$ 18,856

[1]	For fiscal years 2014 and 2013, restructuring charges, net within this table include the impact of amounts recorded within cost of products sold in the consolidated statements of earnings related to the fiscal year 2014 initiative and fiscal year 2013 initiative, respectively.